Note 16 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended
	May 06, 2025	Jun. 30, 2025	Jun. 30, 2024
Net income from continuing operations		$ 218,046	$ 201,671
Net Income / (Loss) from discontinued operations (Note 3)	$ (27,547)	(27,547)	3,876
Net income:		190,499	205,547
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations		(1,890)	(1,628)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations		213	277
Net income attributable to Costamare Inc.		188,822	204,196
Less: paid and accrued earnings allocated to Preferred Stock		(10,402)	(13,278)
Less: deemed dividend in redemption of Series E Preferred Stock		0	(5,446)
Net income available to common stockholders		$ 178,420	$ 185,472
Weighted average number of common shares, basic and diluted (in shares)		120,039,623	118,902,719
Earnings per common share, basic and diluted, continuing operations (in dollars per share)		$ 1.71	$ 1.53
Earnings/ (losses) per common share, basic and diluted, discontinued operations (in dollars per share)		(0.23)	0.03
Earnings per common share, basic and diluted (in dollars per share)		$ 1.49	$ 1.56